Non-controlling interests - Schedule of financial information on the subsidiaries with significant non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-controlling interests
Total assets	€ 1,837,081	€ 1,797,062	€ 1,734,659
Total liabilities	1,729,754	1,692,821	1,637,074
Total profit	13,744	€ 12,183	€ 10,764
Santander Bank Polska S.A.
Non-controlling interests
Total assets	68,269
Total liabilities	61,439
Net assets	6,830
Total income	3,555
Total profit	1,219
Banco Santander (Brasil) S.A.
Non-controlling interests
Total assets	205,510
Total liabilities	190,020
Net assets	15,490
Total income	13,536
Total profit	2,665
Banco Santander - Chile
Non-controlling interests
Total assets	70,434
Total liabilities	64,983
Net assets	5,451
Total income	2,592
Total profit	899
Grupo PSA
Non-controlling interests
Total assets	45,373
Total liabilities	41,458
Net assets	3,915
Total income	1,053
Total profit	€ 431